UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2006

Item 1.    Schedule of Investments.

Domini Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini Social Index Trust (Index Trust) and owns a pro rata interest in the Index Trust’s net assets. Effective June 1, 2006, the Index Trust changed its name to Domini Social Equity Trust. At April 30, 2006, the Domini Social Equity Fund owned approximately 80.5% of the Index Trust’s outstanding interests. The Index Trust’s Schedule of Investments is set forth below.

The Portfolio of Investments for the Domini Social Bond Fund, a series of Domini Social Investment Trust, is set forth below.

Domini European Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini European Social Equity Trust (European Trust) and owns a pro rata interest in the European Trust’s net assets. At April 30, 2006, the Domini European Social Equity Fund owned approximately 99.3% of the European Trust’s outstanding interests. The European Trust’s Schedule of Investments is set forth below.

Domini Social Index Trust and Domini European Social Equity Trust are series of Domini Social Trust (formerly Domini Social Index Portfolio).

Investing For GoodSM

Domini Social Equity Fund®
Domini Social Bond Fund®
Domini European Social Equity FundSM

each a series of
Domini Social Investment Trust

Quarterly Holdings Report
April 30, 2006 (Unaudited)

Domini Social Equity Fund invests in an underlying portfolio, Domini Social Index Trust. Domini European Social Equity Fund invests in an underlying portfolio, Domini European Social Equity Trust. Each Trust's Portfolio of Investments is contained in this report.

Domini Social Index Trust

Portfolio of Investments

April 30, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary – 14.5%
American Greetings Corporation, Class A	16,300	$367,076
AutoZone, Inc. (a)	13,831	1,294,720
Bandag, Inc.	2,400	96,288
Bed Bath & Beyond (a)	70,500	2,703,675
Best Buy Co., Inc.	101,600	5,756,656
Black & Decker Corp.	19,200	1,797,312
Bright Horizons Family Solutions, Inc. (a)	6,400	254,208
Centex Corporation	30,600	1,701,360
Champion Enterprises, Inc. (a)	20,200	308,252
Charming Shoppes, Inc. (a)	24,400	335,500
Circuit City Stores, Inc.	38,100	1,095,375
Claire's Stores, Inc.	24,800	873,456
Comcast Corporation, Class A (a)	534,458	16,541,475
Cooper Tire and Rubber Company	15,300	194,310
Darden Restaurants, Inc.	33,100	1,310,760
DeVry, Inc. (a)	15,000	387,900
Disney (Walt) Company (The)	481,300	13,457,148
Dollar General Corporation	79,151	1,381,976
Dow Jones & Company	14,800	547,156
eBay Inc. (a)	288,672	9,933,204
Emmis Communications Corporation, Class A (a)	8,860	108,978
Family Dollar Stores Inc.	38,800	970,000
Foot Locker, Inc.	39,000	904,020
Gaiam, Inc. (a)	2,200	38,940
Gap Inc.	143,397	2,594,052
Genuine Parts Company	43,500	1,898,775
Harley-Davidson, Inc.	68,100	3,462,204
Harman International Industries, Inc.	16,320	1,435,997
Hartmarx Corporation (a)	8,500	73,100
Home Depot, Inc. (The)	530,944	21,200,594
Horton (D.R.), Inc.	68,333	2,051,357
Interface, Inc., Class A (a)	11,400	146,604
Johnson Controls, Inc.	48,600	3,963,330
KB Home	19,400	1,194,458
Lee Enterprises, Inc.	10,900	335,720
Consumer Discretionary (Continued)
Leggett & Platt, Incorporated	46,300	$1,228,339
Limited Brands	87,430	2,241,705
Liz Claiborne, Inc.	26,200	1,023,110
Lowe's Companies, Inc.	195,400	12,319,970
Mattel, Inc.	96,785	1,565,981
McDonald's Corporation	314,100	10,858,437
McGraw-Hill Companies	91,800	5,109,588
Media General, Inc., Class A	5,600	230,048
Men's Wearhouse, Inc.	13,050	462,492
Meredith Corporation	10,200	505,920
Modine Manufacturing Company	8,700	252,387
New York Times Company, Class A	36,800	912,272
Newell Rubbermaid, Inc.	68,178	1,869,441
NIKE, Inc., Class B	47,500	3,887,400
Nordstrom, Inc.	54,600	2,092,818
Office Depot (a)	74,100	3,006,978
Omnicom Group, Inc.	44,900	4,041,449
Penney (J.C.) Company, Inc.	58,400	3,822,864
Pep Boys -- Manny, Moe & Jack	14,000	208,180
Phillips-Van Heusen Corporation	9,300	373,860
Pixar	13,500	867,915
Pulte Homes, Inc.	53,700	2,005,695
Radio One, Inc. (a)	2,300	16,468
RadioShack Corporation	33,700	572,900
Ruby Tuesday, Inc.	13,700	407,849
Russell Corporation	8,300	150,230
Scholastic Corporation (a)	9,700	257,438
Scripps (E.W.) Company (The), Class A	21,400	986,112
Snap-On Incorporated	15,050	624,575
Spartan Motors, Inc.	3,100	43,462
Stanley Works	18,200	950,950
Staples, Inc.	182,084	4,808,838
Starbucks Corporation (a)	190,814	7,111,638
Stride Rite Corporation	9,200	128,892
Target Corporation	219,700	11,666,070
Tiffany & Co.	36,100	1,259,529

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Timberland Company (The) (a)	13,400	$456,270
Time Warner, Inc.	1,126,020	19,592,748
TJX Companies, Inc.	115,900	2,796,667
Tribune Company	65,456	1,887,096
Tupperware Corporation	12,400	261,640
Univision Communications, Inc., Class A (a)	55,900	1,995,071
Valassis Communications Inc. (a)	12,300	360,021
Value Line, Inc.	900	37,125
Visteon Corporation (a)	34,000	199,920
Washington Post Company, Class B	1,500	1,149,000
Wendy's International, Inc.	28,600	1,766,908
Whirlpool Corporation	19,036	1,708,481
		220,798,683
Consumer Staples – 11.7%
Alberto-Culver Company, Class B	18,850	847,685
Albertson's, Inc.	92,200	2,335,426
Avon Products, Inc.	113,200	3,691,452
Campbell Soup Company	46,400	1,491,296
Chiquita Brands International, Inc.	10,800	175,176
Church & Dwight Co., Inc.	15,600	572,052
Clorox Company	37,500	2,406,750
Coca-Cola Company	514,900	21,605,204
Colgate-Palmolive Company	128,800	7,614,656
Costco Wholesale Corporation	118,430	6,446,145
CVS Corporation	204,500	6,077,740
Dean Foods (a)	33,500	1,326,935
Estée Lauder Companies, Inc. (The), Class A	29,300	1,087,616
General Mills Incorporated	89,000	4,391,260
Green Mountain Coffee, Inc. (a)	1,800	71,640
Hain Celestial Group, Inc. (The) (a)	8,700	234,030
Heinz (H.J.) Company	83,700	3,474,387
Consumer Staples (Continued)
Hershey Foods Corporation	44,800	$2,389,632
Kellogg Company	62,800	2,908,268
Kimberly-Clark Corporation	115,164	6,740,549
Kroger Company	181,300	3,673,138
Longs Drug Stores Corporation	6,200	293,942
McCormick & Company, Inc.	33,100	1,152,873
PepsiAmericas, Inc.	15,200	359,024
PepsiCo, Inc.	414,070	24,115,437
Procter & Gamble Company	822,016	47,849,551
Safeway Inc.	112,900	2,837,177
Smucker (J.M.) Company	15,105	593,022
SUPERVALU, Inc.	33,900	983,439
Sysco Corporation	154,800	4,626,972
Tootsie Roll Industries, Inc.	6,837	199,982
United Natural Foods, Inc. (a)	10,000	319,700
Walgreen Company	253,200	10,616,676
Whole Foods Market, Inc.	34,700	2,129,886
Wild Oats Markets, Inc. (a)	6,550	112,529
Wrigley (Wm.) Jr. Company	44,400	2,089,908
Wrigley (Wm.) Jr. Company – Class B	11,100	524,753
		178,365,908
Energy – 3.3%
Anadarko Petroleum Corporation	57,685	6,046,542
Apache Corporation	82,824	5,884,645
Chesapeake Energy Corp	93,400	2,958,912
Cooper Cameron Corp. (a)	28,400	1,426,816
Devon Energy Corporation	110,444	6,638,789
EOG Resources, Inc.	60,600	4,255,938
Helmerich & Payne, Inc.	13,000	945,620
Kinder Morgan, Inc.	26,400	2,323,728
National Oilwell Varco, Inc. (a)	43,900	3,027,783
Noble Energy, Inc.	44,000	1,979,120
Ormat Technologies Inc	1,800	61,578

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Energy (Continued)
Pioneer Natural Resources Company	32,200	$1,378,804
Rowan Companies, Inc.	27,300	1,210,209
Smith International	50,300	2,124,169
Sunoco, Inc.	33,300	2,698,632
Williams Companies, Inc.	148,600	3,258,798
XTO Energy Inc.	91,600	3,879,260
		50,099,343
Financials – 22.0%
AFLAC, Inc.	124,500	5,918,730
Allied Capital Corporation	34,600	1,074,676
AMBAC Financial Group, Inc.	26,400	2,174,304
American Express Company	309,300	16,643,433
AmSouth Bancorporation	86,200	2,494,628
BB&T Corporation	133,800	5,745,372
Capital One Financial Corporation	75,300	6,523,992
Cathay General Bancorp	12,790	489,345
Chittenden Corporation	11,920	328,515
Chubb Corporation	100,000	5,154,000
Cincinnati Financial Corporation	43,817	1,868,357
Comerica Incorporated	40,700	2,314,609
Edwards (A.G.), Inc.	19,187	1,013,841
Equity Office Properties Trust	92,200	2,978,060
Fannie Mae	241,865	12,238,369
Fifth Third Bancorp	138,911	5,614,783
First Horizon National Corporation	31,200	1,323,504
FirstFed Financial Corp. (a)	4,500	283,005
Franklin Resources, Inc.	38,100	3,547,872
Freddie Mac	172,900	10,557,274
Genl Growth Properties	60,134	2,823,291
Golden West Financial	64,000	4,599,680
Hartford Financial Services Group (The)	75,700	6,959,101
Heartland Financial USA, Inc.	3,000	70,230
Janus Capital Group Inc.	54,226	1,055,238
KeyCorp	101,300	3,871,686
Financials (Continued)
Lincoln National Corporation	71,259	$4,138,723
M&T Bank Corp.	19,800	2,364,120
Maguire Properties Inc.	7,900	268,284
Marsh & McLennan Companies, Inc.	136,700	4,192,589
MBIA, Inc.	33,400	1,991,642
Medallion Financial Corp.	4,300	57,233
Mellon Financial Corporation	103,300	3,887,179
Merrill Lynch & Co., Inc.	229,492	17,501,060
MGIC Investment Corporation	21,700	1,534,190
Moody's Corporation	60,800	3,770,208
Morgan (J.P.) Chase & Co.	871,092	39,530,155
National City Corporation	136,800	5,047,920
Northern Trust Corporation	46,600	2,744,274
PNC Financial Services Group	73,000	5,217,310
Popular Inc.	66,896	1,383,409
Principal Financial Group, Inc.	69,900	3,586,569
Progressive Corporation (The)	49,200	5,339,676
Regions Financial Corp. (New)	113,900	4,158,489
SAFECO Corporation	31,000	1,608,900
Schwab (Charles) Corporation	259,000	4,636,100
SLM Corporation	104,300	5,515,384
Sovereign Bancorp	89,300	1,979,781
St. Paul Travelers Companies, Inc. (The)	173,964	7,659,635
State Street Corporation	83,200	5,434,624
SunTrust Banks, Inc.	92,800	7,176,224
Synovus Financial Corporation	78,850	2,207,800
T. Rowe Price Group, Inc.	33,100	2,786,689
TradeStation Group, Inc. (a)	5,100	81,294
U.S. Bancorp	450,121	14,151,804
UnumProvident Corporation	75,800	1,539,498
Wachovia Corporation	405,543	24,271,749

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Financials (Continued)
Wainwright Bank & Trust Co.	2,625	$27,956
Washington Mutual, Inc.	247,842	11,167,761
Wells Fargo & Company	418,806	28,767,784
Wesco Financial Corporation	400	156,600
		333,548,508
Health Care – 13.0%
Affymetrix Inc (a)	16,700	478,455
Allergan, Inc.	37,905	3,893,602
Amgen, Inc. (a)	292,053	19,771,988
Bard (C.R.), Inc.	25,800	1,921,068
Bausch & Lomb Incorporated	13,600	665,720
Baxter International, Inc.	162,100	6,111,170
Becton Dickinson and Company	61,800	3,895,872
Biogen Idec Inc. (a)	85,950	3,854,858
Biomet, Inc.	62,400	2,320,032
Boston Scientific Corporation (a)	290,119	6,742,366
CIGNA Corporation	30,300	3,242,100
Cross Country Healthcare, Inc. (a)	3,800	68,856
Dionex Corporation (a)	5,000	300,600
Fisher Scientific International (a)	30,900	2,179,995
Forest Laboratories, Inc. (a)	81,400	3,286,932
Gen-Probe Inc. (a)	12,300	657,681
Genzyme Corporation (a)	64,900	3,969,284
Gilead Sciences (a)	115,500	6,641,250
Hillenbrand Industries, Inc.	15,500	796,080
Hugoton Royalty Trust	5,459	150,951
Humana, Inc. (a)	40,800	1,843,344
IMS Health, Inc.	51,313	1,394,687
Invacare Corporation	7,700	236,005
Invitrogen Corporation (a)	13,300	877,933
Johnson & Johnson	743,780	43,592,945
King Pharmaceuticals Inc. (a)	60,300	1,048,617
Manor Care, Inc.	19,800	868,230
McKesson HBOC, Inc.	76,420	3,713,248
MedImmune, Inc. (a)	63,800	2,007,786
Medtronic, Inc.	301,700	15,121,204
Merck & Co., Inc.	546,600	18,813,972
Health Care (Continued)
Millipore Corporation (a)	12,800	$944,384
Molina Healthcare Inc. (a)	5,300	173,310
Mylan Laboratories, Inc.	54,675	1,194,102
Patterson Cos. Inc. (a)	34,200	1,114,236
Quest Diagnostics Incorporated	40,700	2,268,211
St. Jude Medical, Inc. (a)	91,600	3,616,368
Stryker Corporation	73,000	3,193,750
Synovis Life Technologies, Inc. (a)	2,600	25,896
Thermo Electron Corporation (a)	40,500	1,560,870
UnitedHealth Group Incorporated	338,934	16,858,577
Waters Corporation (a)	25,800	1,169,256
Watson Pharmaceuticals (a)	25,400	722,376
Zimmer Holdings, Inc. (a)	61,900	3,893,510
		197,201,677
Industrials – 7.3%
3M Company	188,700	16,120,641
Alaska Air Group, Inc. (a)	6,900	261,924
American Power Conversion	43,400	965,216
AMR Corporation (a)	40,200	990,528
Apogee Enterprises, Inc.	7,400	120,102
Avery Dennison Corporation	27,600	1,725,000
Baldor Electric Company	6,000	199,200
Banta Corporation	6,050	306,009
Brady Corporation, Class A	12,000	431,640
CLARCOR, Inc.	12,900	451,500
Cooper Industries, Inc., Class A	22,900	2,094,205
Cummins, Inc.	11,600	1,212,200
Deere & Company	59,200	5,196,576
Deluxe Corporation	13,100	312,304
Donaldson Company, Inc.	16,900	561,756
Donnelley (R.R.) & Sons Company	53,700	1,809,153
Emerson Electric Company	102,800	8,732,860

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Energy Conversion Devices (a)	8,100	$405,081
Fastenal Company	30,800	1,441,748
FedEx Corporation	76,100	8,761,393
GATX Corporation	2,600	589,680
Graco, Inc.	17,152	801,856
Grainger (W.W.), Inc.	18,900	1,453,788
Granite Construction Incorporated	7,725	358,131
Herman Miller, Inc.	17,300	532,667
HNI Corporation	12,600	666,288
Hubbell Incorporated, Class B	15,060	777,849
Ikon Office Solutions	32,800	432,960
Illinois Tool Works, Inc.	51,300	5,268,510
JetBlue Airways Corporation (a)	38,550	395,523
Kadant Inc. (a)	3,700	87,357
Kansas City Southern Industries, Inc. (a)	18,900	459,270
Kelly Services, Inc.	5,075	140,425
Lawson Products, Inc.	400	16,968
Lincoln Electric Holdings, Inc.	10,500	575,505
Masco Corporation	104,300	3,327,170
Milacron, Inc. (a)	12,633	17,813
Monster Worldwide (a)	31,200	1,790,880
Nordson Corporation	8,000	427,600
Norfolk Southern Corporation	103,100	5,567,400
Pall Corp.	31,100	938,598
Pitney Bowes, Inc.	56,700	2,372,895
Robert Half International, Inc.	42,600	1,800,702
Ryder System, Inc.	15,200	792,680
Smith (A.O.) Corporation	5,200	246,584
Southwest Airlines Co.	175,862	2,852,482
SPX Corporation	14,430	790,043
Standard Register Company	4,700	64,155
Steelcase, Inc.	13,300	248,976
Tennant Company	2,300	117,070
Thomas & Betts Corporation (a)	12,800	728,960
Toro Company	10,800	534,060
Trex Company, Inc. (a)	1,700	50,796
United Parcel Service, Inc., Class B	272,933	22,126,677
YRC Worldwide Inc. (a)	14,780	620,760
		110,072,114
Information Technology – 19.5%
3Com Corporation (a)	97,600	$526,064
Adaptec, Inc. (a)	27,400	151,522
ADC Telecommuni- cations (a)	30,028	672,327
Adobe Systems Incorporated (a)	149,900	5,876,080
Advanced Micro Devices, Inc. (a)	120,200	3,888,470
Advent Software, Inc. (a)	4,200	147,840
Analog Devices, Inc.	91,500	3,469,680
Andrew Corporation (a)	39,300	415,794
Apple Computer, Inc. (a)	213,200	15,007,148
Applied Materials, Inc.	397,200	7,129,740
Arrow Electronics, Inc. (a)	30,200	1,093,240
Autodesk, Inc. (a)	58,000	2,438,320
Automatic Data Processing, Inc.	144,874	6,386,046
BMC Software, Inc. (a)	52,400	1,128,696
CDW Corporation	15,400	916,608
Ceridian Corporation (a)	35,700	865,011
Cisco Systems, Inc. (a)	1,537,214	32,204,633
Coherent, Inc. (a)	7,700	284,977
Compuware Corporation (a)	95,700	734,976
Convergys Corp. (a)	35,500	691,185
Dell Inc. (a)	588,186	15,410,473
Electronic Arts Inc. (a)	75,700	4,299,760
Electronic Data Systems Corporation	128,900	3,490,612
EMC Corporation (a)	594,000	8,024,940
Entegris, Inc. (a)	20,000	203,600
Gerber Scientific, Inc. (a)	5,700	59,109
Hewlett-Packard Company	706,910	22,953,368
Imation Corporation	9,100	382,200
Intel Corporation	1,470,355	29,377,693
Lexmark International Group, Inc. (a)	26,800	1,305,160
LSI Logic Corporation (a)	96,300	1,025,595
Lucent Technologies, Inc. (a)	1,121,792	3,129,800
Merix Corporation (a)	3,750	43,275
Micron Technology, Inc. (a)	155,300	2,635,441

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Microsoft Corporation	2,221,030	$53,637,872
Molex Incorporated	35,646	1,323,180
National Semiconductor Corporation	84,300	2,527,314
Novell, Inc. (a)	100,000	822,000
Novellus Systems, Inc. (a)	33,300	822,510
Palm Inc. (a)	23,208	524,501
Paychex, Inc.	83,500	3,372,565
Plantronics Inc.	11,000	412,500
Polycom Inc. (a)	20,600	453,200
Qualcomm, Inc.	414,000	21,254,760
Red Hat, Inc. (a)	38,400	1,128,576
Salesforce.com, Inc. (a)	27,000	946,350
Sapient Corporation (a)	15,500	121,365
Solectron Corporation (a)	228,600	914,400
Sun Microsystems, Inc. (a)	864,400	4,322,000
Symantec Corporation (a)	260,800	4,271,904
Tektronix, Inc.	19,800	699,336
Tellabs, Inc. (a)	113,700	1,802,145
Texas Instruments, Inc.	399,978	13,883,236
Xerox Corporation (a)	234,100	3,286,764
Xilinx, Inc.	85,900	2,376,853
		295,272,714
Materials – 1.8%
Air Products & Chemicals, Inc.	55,900	3,830,268
Airgas, Inc.	16,200	655,290
Aleris International, Inc. (a)	7,900	365,375
Bemis Company, Inc.	26,000	817,960
Cabot Corporation	16,300	586,800
Calgon Carbon Corporation	10,100	75,649
Caraustar Industries, Inc. (a)	7,200	71,352
Crown Holdings, Inc. (a)	41,700	668,451
Ecolab, Inc.	45,600	1,723,680
Engelhard Corporation	31,400	1,206,074
Fuller (H.B.) Company	7,300	381,790
Lubrizol Corporation	16,700	728,287
MeadWestvaco Corp.	45,812	1,306,100
Minerals Technologies, Inc.	5,300	303,266
Nucor Corporation	38,800	4,222,216
Praxair, Inc.	80,700	4,529,691
Materials (Continued)
Rock-Tenn Company, Class A	9,000	$142,830
Rohm & Haas Company	35,987	1,820,942
Schnitzer Steel Industries Inc., Class A	5,800	228,114
Sealed Air Corporation	20,300	1,093,155
Sigma-Aldrich Corporation	17,000	1,166,370
Sonoco Products Company	24,645	771,881
Valspar Corporation	26,200	741,460
Wausau-Mosinee Paper Corporation	10,500	150,990
Wellman, Inc.	4,400	24,333
Worthington Industries, Inc.	17,100	337,725
		27,950,049
Telecommunication Services – 5.6%
AT&T Inc.	969,667	25,414,972
BellSouth Corporation	449,300	15,177,354
Citizens Communications Company	80,667	1,071,258
Sprint Corp. - FON Group	741,600	18,391,680
Telephone and Data Systems, Inc.	26,000	1,019,200
Verizon Communications	731,522	24,162,172
		85,236,636
Utilities – 0.8%
AGL Resources, Inc.	18,800	665,144
Cascade Natural Gas Corporation	2,900	59,364
Cleco Corporation	12,200	274,500
Energen Corporation	18,300	645,441
Equitable Resources, Inc.	30,000	1,065,300
IDACORP, Inc.	11,300	384,765
KeySpan Corporation	43,600	1,760,568
MGE Energy, Inc.	4,400	140,360
National Fuel Gas Company	21,800	724,850
NICOR, Inc.	11,400	451,554
NiSource, Inc.	68,347	1,442,805
Northwest Natural Gas Company	6,500	224,510
OGE Energy Corporation	21,900	660,504

Domini Social Index Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Shares	Value
Utilities (Continued)
Peoples Energy Corporation	9,400	$341,502
Pepco Holdings, Inc.	46,800	1,080,144
Questar Corporation	21,300	1,705,065
Southern Union Company	24,421	632,992
WGL Holdings	12,600	370,692
		12,630,060
Total Investments — 99.5%
(Cost $1,180,703,247)(b)	$1,511,175,692
Other Assets, less liabilities — 0.5%	6,943,275
Net Assets — 100.0%	$1,518,118,967

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,295,044,126. The aggregate gross unrealized appreciation is $320,035,097, and the aggregate gross unrealized depreciation is $103,903,531, resulting in net unrealized appreciation of $216,131,566.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. Effective June 1, 2006 the Index Trust changed its name to Domini Social Equity Trust. The Index Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Trust. The Index Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust's significant accounting policies.

(A) Valuation of Investments. The Index Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Index Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Index Trust's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Index Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Trust will be taxed on its share of the Index Trust's ordinary income and capital gains. It is intended that the Index Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2006 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations — 26.1%
Fannie Mae:
3.850%, 4/14/2009	$500,000	$482,327
4.500%, 2/15/2011	1,750,000	1,696,864
4.625%, 10/15/2013	300,000	287,743
5.000%, 4/15/2013	500,000	484,087
5.500%, 3/15/2011	300,000	303,068
6.200%, 6/13/2017	1,000,000	1,003,188
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,088,213
Federal Farm Credit Bank:
6.300%, 6/6/2011	250,000	262,217
Federal Home Loan Bank:
3.000%, VR, 12/16/2011	500,000	481,494
4.000%, 12/19/2011	450,000	421,137
5.480%, 9/22/2008	500,000	502,065
5.490%, 12/22/2008	1,500,000	1,511,534
5.500%, 8/15/2008	250,000	251,701
5.575%, 2/17/2009	555,000	560,892
5.750%, 5/15/2008	500,000	505,946
6.185%, 5/6/2008	500,000	510,006
6.625%, 11/15/2010	465,000	489,889
7.375%, 2/12/2010	500,000	536,405
Freddie Mac:
4.750%, 3/18/2013	1,000,000	959,585
5.000%, 4/22/2013	1,000,000	969,428
5.000%, 7/23/2018	750,000	698,803
5.500%, 9/15/2011	1,250,000	1,263,061
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	418,211	395,942
2003-20D 1, 4.760%, 4/1/2023	491,064	468,545
2003-20E 1, 4.640%, 5/1/2023	505,363	479,162
2003-20F 1, 4.070%, 6/1/2023	464,689	423,240
2003-20G 1, 4.350%, 7/1/2023	247,508	229,740
Total U.S. Government Agency Obligations
(Cost $17,603,743)		17,266,282

U.S. Government Agency Mortgage Securities — 41.3%
Fannie Mae:
13743, 5.590%, VR, 11/1/2019	16,152	15,969
250168, 8.000%, 12/1/2009	41,844	43,092
252120, 7.500%, 8/1/2025	43,328	45,080
402999, 6.125%, VR, 10/1/2027	4,747	4,822
526882, 5.228%, VR, 2/1/2029	9,094	9,255
696355, 5.500%, 3/1/2033	1,459,012	1,421,349
789089, 5.500%, 8/1/2019	713,980	709,312
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	23,894	24,250
1993-106 Z, 7.000%, 6/25/2013	6,300	6,476
2003-66 MB, 3.500%, 5/25/2023	663,024	607,756
2003-73 GA, 3.500%, 5/25/2031	767,941	712,092
2005-M1 A, 4.479%, 10/26/2031	667,196	646,515

Domini Social Bond Fund / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Mortgage Securities (Continued)
Freddie Mac:
845025, 4.798%, VR, 12/1/2018	$23,491	$23,783
A18404, 5.500%, 2/1/2034	694,762	676,237
A30028, 6.000%, 11/1/2034	477,060	476,115
B11108, 5.500%, 11/1/2018	1,308,847	1,298,854
B11109, 4.500%, 11/1/2018	1,165,130	1,111,326
C43463, 7.500%, 10/1/2030	23,674	24,697
C77635, 5.500%, 2/1/2033	1,314,562	1,280,760
Freddie Mac CMO:
1208 D, 4.440%, VR, 2/15/2022	28,862	28,856
2302 J, 6.500%, 4/15/2031	116,165	118,216
2628 LE, 3.250%, 6/15/2033	589,830	547,854
2795 JA, 5.500%, 12/15/2033	92,364	92,255
Ginnie Mae CMO:
2001-34, 6.349%, 10/16/2020	1,000,000	1,014,929
2001-44, 6.114%, 11/16/2021	683,892	691,963
2002-26 C, 5.987%, VR, 2/16/2024	1,000,000	1,013,884
2002-37 C, 5.878%, 6/16/2024	1,000,000	1,014,466
2002-9, 5.881%, 3/16/2024	881,359	886,880
2003-36 C, 4.254%, 2/16/2031	1,000,000	950,716
2003-78 C, 5.473%, VR, 2/16/2031	1,000,000	982,940
2004-6 C, 4.660%, 7/16/2033	1,000,000	952,957
2004-77 AB, 4.368%, 11/16/2030	948,864	904,569
2005-42 B, 4.571%, 9/15/2027	1,000,000	956,622
2005-67 B, 4.751%, 9/16/2035	1,000,000	965,677
2005-87, 4.449%, 3/16/2025	987,929	961,840
2005-89, 4.811%, 6/16/2045	991,631	970,530
2005-90, 3.760%, 9/16/2028	992,221	948,600
2006-05 A, 4.241%, 7/16/2029	992,427	959,462
2006-9 B, 5.269%, 3/16/2037	1,000,000	968,714
2006-3 A, 4.212%, VR, 1/16/2028	993,894	960,742
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	15,057	16,296
2380, 8.500%, 2/20/2027	25,462	27,344
3233, 5.500%, 5/20/2017	631,005	628,019
615760, 5.500%, 8/15/2028	555,065	546,184
Total U.S. Government Agency Mortgage Securities
(Cost $28,021,696)		27,248,255

Corporate Obligations — 10.9%
Avon Products, Inc., 5.125%, 1/15/2011	600,000	587,945
Bellsouth Corporation, 5.200%, 9/15/2014	650,000	616,790
Cisco Systems Inc., 5.500%, 2/22/2016	600,000	585,971
Comcast Corporation, 4.950%, 6/15/2016	600,000	544,047
John Deere Capital Corporation, 3.625%, 5/25/2007	600,000	589,442
Kinder Morgan Finance Corp., 5.700%, 1/5/2016	600,000	579,037
Procter & Gamble Company, 8.500%, 8/10/2009	610,000	669,416
SBC Communications, 5.100%, 9/15/2014	600,000	565,818
Southwest Airlines Co., 5.125%, 3/1/2017	600,000	546,519
Time Warner Companies Inc., 9.125%, 1/15/2013	600,000	691,600
Verizon Global Funding Corp., 7.250%, 12/1/2010	600,000	636,551
Wells Fargo & Company, 5.125%, 2/15/2007	600,000	599,668
Total Corporate Obligations
(Cost $7,449,332)		7,212,804

Domini Social Bond Fund / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value

Corporate Mortgage Securities — 3.3%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	$1,875,024	$1,815,540
WFMBS 2003-8 A7, 4.500%, 8/25/2018	389,487	364,258
Total Corporate Mortgage Securities
(Cost $2,255,260)		2,179,798
State & Municipal Obligations — 7.6%
City of Cleveland, OH, 4.350%, 12/1/2011	500,000	475,215
City of Detroit Downtown Development Authority, 7.330%, 7/1/2006	250,000	250,795
City of Zion, IL, 6.250%, 12/1/2012	250,000	256,340
Hudson County, NJ, Improvement Authority, 7.070%, 9/1/2006	385,000	387,229
Hudson County, NJ, Improvement Authority, 7.240%, 9/1/2008	195,000	202,989
Hudson County, NJ, Improvement Authority, 7.290%, 9/1/2009	175,000	184,987
Kentucky State Property and Buildings Commission, 3.960%, 10/1/2009	300,000	287,232
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020	515,000	545,138
New Jersey Economic Development Authority, 3.700%, 4/1/2008	200,000	194,108
North Carolina State University at Raleigh, 6.160%, 10/1/2009	400,000	409,252
Pennsylvania Economic Development Financing Authority, 5.650%, 6/1/2015	380,000	376,265
Pittsburgh, PA, Urban Redevelopment Authority, 7.460%, 5/1/2006	295,000	295,000
State of Mississippi, 3.510%, 11/1/2009	500,000	471,180
Texas Public Finance Authority, 2.625%, 6/15/2006	250,000	249,250
Texas Public Finance Authority, 3.125%, 6/15/2007	250,000	244,275
Yazoo County, MS, 4.200%, 9/1/2008	225,000	219,440
Total State & Municipal Obligations
(Cost $5,230,826)		5,048,695
Cash Equivalents — 10.2%
Certificates of Deposit:
Albina Community Bank, 3.150%, 7/29/2006 (a)	100,000	100,000
Appalachian Federal Credit Union, 4.250%, 4/17/2007 (a)	100,000	100,000
Carver Federal Savings Bank, 3.440%, 11/12/2006 (a)	100,000	100,000
Central Bank of Kansas City, 2.000%, 5/29/2006 (a)	100,000	100,000
Citizens Savings Bank & Trust, 3.300%, 8/30/2006 (a)	100,000	100,000
City First Bank of D.C., 3.900%, 2/5/2007 (a)	100,000	100,000
City National Bank of Newark, NJ, 3.920%, 11/14/2006 (a)	100,000	100,000
Community Commerce Bank, 3.950%, 6/1/2006 (a)	100,000	100,000
Communitywide Federal Credit Union, 4.000%, 6/30/2006 (a)	100,000	100,000
Dakotaland Federal Credit Union, 4.040%, 4/22/2007 (a)	100,000	100,000
Delta Southern Bank, 2.600%, 6/20/2006 (a)	100,000	100,000
Douglass National Bank, 3.400%, 10/12/2006 (a)	100,000	100,000
Elk Horn Bank & Trust Co., 2.600%, 6/20/2006 (a)	100,000	100,000
First Delta Federal Credit Union, 2.500%, 7/29/2006 (a)	100,000	100,000
First Bank of the Delta, NA, 3.250%, 6/26/2006 (a)	100,000	100,000
Harbor Bank of Maryland, 3.200%, 7/25/2006 (a)	100,000	100,000
Legacy Bank, 3.150%, 7/26/2006 (a)	100,000	100,000
Liberty Bank and Trust Co., 2.500%, 12/5/2006 (a)	100,000	100,000
Louisville Community Development Bank, 2.500%, 6/25/2006 (a)	100,000	100,000
Lower East Side People's Federal Credit Union, 2.000%, 12/6/2006 (a)	100,000	100,000
Mission Community Bank, 3.750%, 12/3/2006 (a)	100,000	100,000
Neighborhood National Bank, 2.900%, 6/1/2006 (a)	100,000	100,000

Domini Social Bond Fund / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

	Principal Amount	Value
Cash Equivalents (Continued)
Northside Community Federal Credit Union, 2.000%, 6/27/2006 (a)	$100,000	$100,000
One United Bank, 3.000%, 8/27/2006 (a)	100,000	100,000
Opportunities Credit Union, 3.400%, 7/21/2006 (a)	100,000	100,000
Santa Cruz Community Credit Union, 3.690%, 3/1/2007 (a)	100,000	100,000
Self-Help Credit Union, 4.940%, 12/13/2006 (a)	100,000	100,000
University National Bank, 2.720%, 7/26/2006 (a)	100,000	100,000
Wainright Bank & Trust Company, 2.760%, 5/10/2006 (a)	100,000	100,000
Investment in Repurchase Agreements:
Investors Bank & Trust, dated 4/28/2006, 3.23%, due 5/1/2006, maturity amount $3,511,124 (Government National Mortgage Association, 8238, 4.75%, 7/20/2023, market value $1,047,442 and U.S. Small Business Administration, 506456, 8.375%, 4/25/2017, market value $2,638,245)	3,510,179	3,510,179
Money Market Demand Accounts:
Self-Help Credit Union, 3.970%, 5/1/2006 (a)	216,574	216,574
University National Bank, 2.510%, 5/1/2006 (a)	105,573	105,573
Total Cash Equivalents
(Cost $6,732,326)		6,732,326
Total Investments — 99.4%
(Cost $67,293,183)(b)		65,688,160
Other Assets, less liabilities — 0.6%		370,562
Net Assets — 100.0%		$66,058,722

(a)

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

(b)

The aggregate cost for book and federal income tax purposes is $67,293,183. The aggregate gross unrealized appreciation is $62,195, and the aggregate gross unrealized depreciation is $1,667,218, resulting in net unrealized depreciation of $1,605,023.

CMO — Collateralized Mortgage Obligation.

VR — Variable interest rate. Rate shown is that on April 30, 2006.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2006 (UNAUDITED)

Organization and SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund is a series of the Domini Social Investment Trust. The  Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund's social and environmental criteria.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Income and Dividends to Shareholders. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

Domini Social Bond Fund — Notes to Portfolio of Investments  15

Domini European Social Equity Trust

Portfolio of Investments

April 30, 2006 (Unaudited)

Security	Industry	Shares	Value
AUSTRIA – 2.6%
OMV AG	Energy	11,192	$776,941
Voestalpine AG	Materials	2,395	349,141
			1,126,082

BELGIUM – 4.1%
Bekaert SA	Capital Goods	1,318	151,163
Fortis Group	Diversified Financials	30,273	1,132,943
Kbc Groep Nv	Banks	4,298	497,815
			1,781,921

DENMARK – 1.4%
Dampskibssel Torm AS	Energy	6,273	288,119
Danske Bank A/S	Banks	7,856	312,075
			600,194
FINLAND – 5.4%
Kesko Oyj	Food & Staples Retailing	13,587	468,263
Nokia Oyj	Technology Hardware & Equipment	48,691	1,107,071
Sampo Ins Co Ltd A	Insurance	10,836	223,307
Tietoenator Oyj	Software & Services	4,060	127,292
Uponor Oyj	Capital Goods	13,901	425,678
			2,351,611
FRANCE – 15.7%
AGF	Insurance	6,066	765,632
BNP Paribas	Banks	13,904	1,311,812
BNP Paribas – new shares (a)	Banks	1,012	92,229
Ciments Francais A	Materials	3,175	536,318
CNP Assurances	Insurance	5,348	577,327
Natexis Banques	Banks	1,479	400,177
Neopost SA	Technology Hardware & Equipment	2,682	302,872
Sanofi-Aventis	Pharma, Biotech & Life Sciences	10,898	1,026,143
Schneider Elec SA	Capital Goods	1,686	190,608
Soc Generale Paris	Banks	8,349	1,273,587
Vivendi SA	Media	8,612	313,944
			6,790,649
GERMANY – 10.3%
Adidas-Salomon AG (a)	Consumer Durables & Apparel	748	157,680
Allianz AG	Insurance	4,337	724,954
Celesio Ag	Health Care Equipment & Services	7,319	687,766
Continental	Automobiles & Components	4,368	519,238
Deut Lufthansa Reg	Transportation	20,739	381,931
Fresenius Ag	Health Care Equipment & Services	4,693	782,747
Linde AG	Materials	3,093	276,467
Muenchener Ruck Reg	Insurance	3,592	508,210
Schering AG	Pharma, Biotech & Life Sciences	4,011	430,065
			4,469,058

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Industry	Shares	Value
IRELAND – 0.5%
Bank of Ireland	Banks	11,672	$218,481
			218,481
ITALY – 3.5%
Fiat SPA (a)	Automobiles & Components	70,034	982,752
Seat Pagine Gialle S (a)	Media	1,140,064	542,839
			1,525,591
LUXEMBOURG – 2.1%
Arcelor	Materials	22,493	923,666
			923,666
NETHERLANDS – 10.6%
ABN-AMRO Holdings NV	Banks	35,336	1,054,465
Aegon NV	Insurance	41,151	750,065
ING Groep NV	Diversified Financials	31,655	1,286,341
Koninklijke KPN	Telecommunication Services	70,478	826,520
OCE NV	Technology Hardware & Equipment	8,398	139,637
Unilever NV CVA	Food Beverage & Tobacco	6,189	446,320
Wolters Kluwer NV	Media	2,975	77,385
			4,580,733
NORWAY – 4.1%
DNB Nor ASA	Banks	13,665	189,131
Norsk Hydro ASA	Energy	4,528	695,600
Statoil ASA	Energy	19,106	627,846
Telenor ASA	Telecommunication Services	23,978	277,528
			1,790,105
SPAIN – 0.2%
Corp Financiera Alba	Diversified Financials	1,407	78,515
			78,515
SWEDEN – 7.6%
Axfood AB	Food & Staples Retailing	30,670	872,037
Electrolux AB B	Consumer Durables & Apparel	2,750	82,100
ForeningsSparbanken	Banks	11,088	304,005
Nordea Bank AB	Banks	51,372	659,035
Svenska Handelsbk A	Banks	8,155	233,527
Sandvik AB	Capital Goods	1,861	120,694
Scania AB B	Capital Goods	13,304	616,943
Skanska AB Cl B	Capital Goods	15,631	269,836
SSAB Swedish Steel A	Materials	2,350	138,089
SSAB Swedish St Rts	Materials	2,350	605
			3,296,871
SWITZERLAND – 3.6%
Logitech Intl (a)	Technology Hardware & Equipment	3,612	149,562
Novartis AG	Pharma, Biotech & Life Sciences	2,950	168,758
Rieter Holding	Automobiles & Components	1,715	750,119
Swisscom AG	Telecommunication Services	1,529	508,642
			1,577,081

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2006 (Unaudited)

Security	Industry	Shares	Value
UNITED KINGDOM – 25.4%
Aggreko PLC	Commercial Services & Supplies	94,799	$528,565
Arriva PLC	Transportation	47,519	500,531
Aviva PLC	Insurance	18,069	263,073
Barratt Developments	Consumer Durables & Apparel	17,492	315,400
Bellway	Consumer Durables & Apparel	11,578	252,537
Bradford & Bingley	Banks	56,032	492,937
Brambles Ind PLC	Commercial Services & Supplies	46,115	380,128
Firstgroup PLC	Transportation	88,736	670,971
GlaxoSmithKline Plc	Pharma, Biotech & Life Sciences	9,006	254,713
HBOS PLC	Banks	18,237	319,054
HSBC Holdings PLC	Banks	20,843	358,963
Inchcape UK	Retailing	3,547	176,009
Kelda Group PLC	Utilities	36,914	515,303
Man Group PLC	Diversified Financials	10,017	460,101
Marks & Spencer PLC	Retailing	58,087	618,182
National Grid PLC	Utilities	85,915	898,720
Next PLC	Retailing	21,171	620,321
Northern Rock PLC	Banks	8,586	165,428
Pilkington PLC	Capital Goods	253,667	750,404
Rexam PLC	Materials	6,297	62,379
Royal & Sun Alliance	Insurance	79,526	199,480
Scottish Power UK	Utilities	101,210	1,031,120
Taylor Woodrow PLC	Consumer Durables & Apparel	77,111	536,816
Wimpey (George) PLC	Consumer Durables & Apparel	15,550	147,965
Yell Group PLC	Media	53,558	500,377
			11,019,477
Total Investments – 97.1% (Cost $36,824,631)(b)			42,130,035
Other Assets, less liabilities – 2.9%			1,277,507
Net Assets – 100.0%			$43,407,542

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $36,830,372. The aggregate gross unrealized appreciation is $5,429,948, and the aggregate gross unrealized depreciation is $130,285, resulting in net unrealized appreciation of $5,299,663.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI EUROPEAN SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the European Trust. The European Trust was designated as a series of the Domini Social Trust on August 1, 2005 and commenced operations on October 1, 2005. The European Trust invests primarily in stocks of European companies that meet a comprehensive set of social and environmental standards.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the European Trust's significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the European Trust's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The European Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net unrealized gain or loss from investments.

(C) Foreign Currency Contracts. When the European Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date.

(D) Dividend Income. Dividend income is recorded on the ex-dividend date.

(E) Federal Taxes. The European Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the European Trust will be taxed on its share of the European Trust's ordinary income and capital gains. It is intended that the European Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(F) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

20  Domini European Social Equity Trust — Notes to Portfolio of Investments

Each Fund's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

Item 2. Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-Q, Amy L. Domini, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By: /s/ Amy L. Domini
Amy L. Domini
President

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
Amy L. Domini
President (Principal Executive Officer)

Date: June 28, 2006

By: /s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: June 28, 2006